Supplementary Information On Oil, NGL And Natural Gas Reserves (Summary of Proved Developed and Undeveloped Reserves) (Details)	Sep. 30, 2016 bbl Mcf	Sep. 30, 2015 bbl Mcf	Sep. 30, 2014 bbl Mcf
Oil [Member]
Reserve Quantities [Line Items]
Proved Developed Reserves (Volume)	1,980,519	2,725,077	2,890,678
Proved Undeveloped Reserves (Volume)	3,445,571	4,313,353	4,678,901
Natural Gas Liquids [Member]
Reserve Quantities [Line Items]
Proved Developed Reserves (Volume)	1,095,256	1,466,834	1,564,859
Proved Undeveloped Reserves (Volume)	527,447	1,453,766	1,475,322
Natural Gas [Member]
Reserve Quantities [Line Items]
Proved Developed Reserves (Volume) | Mcf	62,929,047	82,899,159	88,512,767
Proved Undeveloped Reserves (Volume) | Mcf	18,796,551	37,314,885	53,979,593